Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Intangible Assets

	Acquisition intangibles
	Customer relationships and distribution rights £m	Patents, technology and know- how £m	License fees £m	Trade names £m	Sub-total £m	Software £m	Internally developed technology £m	Patents and licenses £m	Total £m
Cost
At 1 January 2021	8.4	111.2	15.7	3.5	138.8	71.4	41.1	0.7	252.0

Additions	—	—	—	—	—	17.4	7.5	0.9	25.8
Acquisition	3.7	77.5	—	—	81.2	—	—	—	81.2
Exchange differences	0.1	0.5	0.1	0.1	0.8	—	0.1	—	0.9

At 31 December 2021	12.2	189.2	15.8	3.6	220.8	88.8	48.7	1.6	359.9

Additions	—	—	—	—	—	14.6	8.5	0.4	23.5
Acquisition	—	—	—	—	—	—	—	—	—
Transfer to asset held for sale	—	(21.6)	—	—	(21.6)	(0.8)	(5.2)	—	(27.6)
Exchange differences	1.0	18.5	0.6	0.3	20.4	0.2	0.5	—	21.1

At 31 December 2022	13.2	186.1	16.4	3.9	219.6	102.8	52.5	2.0	376.9

Accumulated amortization
At 1 January 2021	6.1	43.7	7.7	2.4	59.9	26.5	13.8	—	100.2
Charge for the year	1.0	6.9	1.1	0.1	9.1	8.9	2.4	0.5	20.9
Impairment	—	—	—	—	—	2.1	1.7	—	3.8
Exchange differences	(0.1)	0.3	0.1	0.1	0.4	0.1	0.3	—	0.8

At 31 December 2021	7.0	50.9	8.9	2.6	69.4	37.6	18.2	0.5	125.7

Charge for the year	1.0	14.5	1.3	0.1	16.9	6.1	3.0	0.4	26.4
Impairment	—	—	—	—	—	0.7	0.3	—	1.0
Transfer to asset held for sale	—	(9.4)	—	—	(9.4)	(0.1)	(2.3)	—	(11.8)
Exchange differences	0.6	5.7	0.6	0.3	7.2	0.1	0.4	—	7.7

At 31 December 2022	8.6	61.7	10.8	3.0	84.1	44.4	19.6	0.9	149.0

Carrying amount
At 31 December 2021	5.2	138.3	6.9	1.0	151.4	51.2	30.5	1.1	234.2
At 31 December 2022	4.6	124.4	5.6	0.9	135.5	58.4	32.9	1.1	227.9

Included in carrying amount—Assets under construction
At 31 December 2021	—	—	—	—	—	18.6	4.3	1.1	24.0
At 31 December 2022	—	—	—	—	—	14.7	8.4	1.0	24.1

Summary of Individually Material to the Financial Statements

	Carrying amount £m	Remaining amortization Years
Expedeon CaptSure technology	21.7	13
Expedeon antibody labelling and conjugation technology	14.6	13
Epitomics RabMAb ® technology	8.1	4
Roche licence agreement	5.3	6
BioVision Metabolism Assays & Proteins	77.9	9
ERP System	26.4	9